Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2022	2023
Systems software	7,632	10,069
Less: accumulated amortization	(1,771)	(2,822)
Intangible assets, net	5,861	7,247

Amortization of intangible assets were approximately RMB718, RMB719 and RMB1,051 for the years ended December 31, 2021, 2022 and 2023, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31, 2022
2023	731
2024	730
2025	725
2026	723
2027	716
Thereafter	2,236
Total	5,861
Fiscal year ending December 31, 2023
2024	953
2025	948
2026	946
2027	940
2028	716
Thereafter	2,744
Total	7,247